UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                     CITYPLACEWASHINGTON, STATED.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-3906
                                            --------

               PC&J Performance Fund
               ---------------------
     (Exact name of registrant as specified in charter)

     addressStreet120 West Third Street, Suite 300, CityDayton, StateOhio
     --------------------------------------------------------------------
PostalCode45402-1819
--------------------
     (Address of principal executive offices)
(Zip code)

     PC&J Service Corp., addressStreet120 West Third Street, Suite 300,
     ------------------------------------------------------------------
CityDayton, StateOhio  PostalCode45402-1819
-------------------------------------------
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:       September 30, 2008
                         -------------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, addressStreet450 Fifth Street, NW, CityWashington, StateDC PostalCode20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.








ITEM 1.  SCHEDULE OF INVESTMENTS.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS
September 30, 2008
(UNAUDITED)



Number                                                                             Percent
-------------------                                                                --------
Of                                                                    Market        of Net
Shares                                  Security                       Value        Assets
>

                       COMMON STOCKS AND
                       EXCHANGE TRADED FUNDS

Industrials
4000                   CSX Corp                                     $   218,280
3000                   Clean Harbors Inc (1)                            202,650
6000                   Emcor Group Inc (1)                              157,920
11000                  General Electric Co                              280,500
4000                   Honeywell Intl Inc                               166,200
4000                   Stericycle Inc (1)                               235,640
4000                   United Technologies Corp                         240,240
3000                   Valmont Industries Inc                           248,070
                                                                      1,749,500        8.7%
                                                                    -----------

Technology
8000                   Accenture Ltd placeBermuda CI A                  304,000
8000                   Ansys Inc. (1)                                   302,960
2000                   Apple Inc (1)                                    227,320
8000                   Cisco Systems Inc (1)                            180,480
10000                  Flir Systems Inc (1)                             384,200
8000                   Gartner Inc (1)                                  181,440
5000                   Hewlett Packard Co                               231,200
2800                   International Business Machines                  327,488
6000                   Mantech Intl Corp Cl A (1)                       355,740
16000                  Microsoft Corp                                   427,040
4000                   Oracle Corp (1)                                   81,240
1000                   Research in Motion Ltd (1)                        68,300
5000                   Sybase Inc (1)                                   153,100
                                                                      3,224,508       16.1%
                                                                    -----------

Telecommunications
6500                   AT&T Inc                                         181,480        0.9%

Healthcare
2500                   Alcon Inc                                        403,775
4000                   Catalyst Health Solutions Inc (1)                104,480
3000                   Celgene Corp (1)                                 189,840
4000                   Express Scripts Inc (1)                          295,280
5000                   Gilead Sciences Inc (1)                          228,150
5000                   Johnson & Johnson                                346,400
7000                   Martek Biosciences Corp                          219,940
6000                   Parexel Intl Corp (1)                            171,960
5000                   Perrigo Co                                       192,300
5000                   St Jude Medical Inc (1)                          217,450
3000                   Stryker Corp                                     186,900
3000                   Techne Corp (1)                                  216,360
2000                   Varian Medical Systems (1)                       114,260
4000                   Zoll Medical Corp (1)                            130,880
                                                                      3,017,975       15.1%
                                                                    -----------

Consumer Staple
3200                   Church & Dwight Inc                              198,688
4000                   Coca Cola Co                                     211,520
2000                   Pepsico Inc                                      142,540
6000                   Philip Morris Intl Inc                           288,600
5000                   Procter & Gamble Co                              348,450
7000                   Wal Mart Stores Inc                              419,230
                                                                      1,609,028        8.0%
                                                                    -----------

Consumer
Discretionary
4000                   Buckle Inc                                       222,160
4000                   Disney Walt Co                                   122,760
4000                   LKQ Corp (1)                                      67,880
5000                   McDonalds Corp                                   308,500
5000                   Nike Inc Cl B                                    334,500
3000                   Panera Bread Co (1)                              152,700
1000                   Strayer Education Inc                            200,260
8000                   Urban Outfitters Inc (1)                         254,960
                                                                      1,663,720        8.3%
                                                                    -----------

Financial
Services
3000                   Aflac Inc                                        176,250
6100                   American Express Co                              216,123
12000                  Annaly Mtg Mgmt Inc                              161,400
6000                   Aon Corp                                         269,760
13000                  Capstead Mtg Corp                                142,350
2000                   Franklin Resources Inc                           176,260
10000                  placePlaceNameHudson PlaceTypeCity Bancorp       184,500
3000                   Metlife Inc                                      168,000
3000                   Northern Trust Corp                              216,600
2500                   Prudential Financial Inc                         180,000
10000                  SPDR Financial Index (2)                         198,900
10000                  Schwab Charles Corp                              260,000
                                                                      2,350,143       11.7%
                                                                    -----------
Materials
4000                   Calgon Carbon Corp                                81,440
3000                   FMC Corp                                         154,170
1000                   Flowserve Corp                                    88,770
2000                   Monsanto Co                                      197,960
1000                   Potash Corp Sask Inc                             132,010
4000                   Rock Tenn Co                                     159,920
                                                                        814,270        4.1%
                                                                    -----------

Energy
5000                   Exxon Mobil Corp                                 388,300
2800                   Oil Service Holders Trust (2)                    410,760
10000                  SPDR Energy (2)                                  633,000
3000                   Southwestern Energy Co (1)                        91,620
2000                   Transocean Inc (1)                               219,680
                                                                      1,743,360        8.7%
                                                                    -----------

Utilities
4500                   SPDR Utilities (2)                               149,535        0.7%

Diversified Indexed
Trusts
3000                   Proshares Tr Ultra S&P 500 (2)                   147,720
3150                   iShares MSCI Emerg Mkt (2)                       107,636
14500                  iShares Tr Russell 1000 Growth (2)               703,975
7000                   iShares Tr Russell Mid-Cap Grwth (2)             303,528
                                                                      1,262,859        6.3%
                                                                    -----------



                       TOTAL COMMON STOCKS AND
                       EXCHANGE TRADED FUNDS                         17,766,378       88.6%
                                                (Cost $15,284,739)

                       WARRANTS

50000                  Prescient Medical Inc Warrants
                                                   2/14/13 (4) (5)         0.00        0.0%
                                                      (Cost $0.00)

                       CONVERTIBLE BONDS

200                    Prescient Medical Inc Convert Note
                       10.000% Due 08-14-09 (4) (5)                     215,843
                       ACP HyperActive Trust
125                    8.000% Due 04-22-10 (4) (5)                      125,000

                       TOTAL CONVERTIBLE BONDS
                                                   (Cost $325,000)      340,843        1.7%
                                                                    -----------

                       INVESTMENT COMPANIES

262567                 First American Treasury Oblig Fund               262,567
1375000                Vanguard Money Market Reserves                 1,375,000

                       TOTAL INVESTMENT COMPANIES
                                                 (Cost $1,637,567)    1,637,567        8.2%
                                                                    -----------


                       TOTAL INVESTMENTS                             19,744,788       98.5%
                       (Cost $17,247,306) (3)

                       OTHER ASSETS AND LIABILITIES                     305,583        1.5%

                       NET ASSETS                                   $20,050,371      100.0%


                       (1) Non-income producing security
                       (2) Exchange Traded Funds, or
                       baskets of stocks giving exposure to
                       certain market segments.
                       (3) Represents cost for federal
                       income tax and book purposes and
                       differs from market value by net
                       unrealized appreciation. (See Note A)
                       (4) Security valued according to "good
                       faith pricing" guidelines.
                       (5) Security has been deemed illiquid.










NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2008
(UNAUDITED)


A.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the quarter ended September 30, 2008, aggregated $6,279,016 and $6,186,446, respectively.
At September 30, 2008, gross unrealized appreciation on investments was $3,366,795 and gross unrealized depreciation on investments was $869,313 for a net unrealized appreciation of $2,497,482 for financial reporting and federal income tax purposes.

B.  FAIR  VALUE  MEASUREMENTS
In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.
Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:
Level  1  -  quoted  prices  in  active  markets  for  identical  securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used to value the fund's net assets as of September 30, 2008.



Valuation Inputs                                Investments in Securities ($000)
Level 1 - Quoted Prices                        $                         19,404
Level 2 - Other Significant Observable Inputs                                 0
Level 3 - Significant Unobservable Inputs                                   341
   Total                                       $                         19,745
                                               ---------------------------------


                                                                    Measurements
                                                       Using Unobservable Inputs
in 000s                                                                (Level 3)

                                                                      Securities


Beginning Balance 06-30-2008                   $                            325

Total gains or losses (realized/unrealized) included in
earnings                                                                     16

Purchases, sales, issuances, and settlements (net)                            0

Transfers in and/or out of Level 3                                            0

Ending Balance 9-30-2008                       $                            341


The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the
change in unrealized gains or losses relating to assets still held at the reporting date
                                               $                             16
                                               =================================


Gains and losses (realized and unrealized) included in earnings (or changes in net assets) for the period are reported in trading revenues as follows:

Total gains or losses included in earnings (or changes in net
assets) for the period                         $                             16

Change in unrealized gains or losses relating to assets still
held at reporting date                         $                             16



ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of October 17, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PC&J Performance Fund
                 ---------------------

By:
November 3, 2008          /s/________________________________________________
----------------
Date          Kathleen Carlson, Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
November 3, 2008          /s/________________________________________________
----------------
Date          James M. Johnson, President

By:
November 3, 2008          /s/________________________________________________
----------------
Date          Kathleen Carlson, Treasurer